Label	Element	Value
Terns Pharmaceuticals [Member]
Estimated financial effect of contingent assets	ifrs-full_EstimatedFinancialEffectOfContingentAssets	$ 193,000,000
Ipsen [Member]
Estimated financial effect of contingent assets	ifrs-full_EstimatedFinancialEffectOfContingentAssets	$ 360,000,000